November 5, 2009

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Eagle Cash Trust
File Nos. 002-98635 and 811-04337

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the forms of Prospectus and Statement of Additional Information for the Class A shares of the Municipal Money Market Fund and Class A and Class C shares of the Money Market Fund do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 32 (“PEA No. 32”) to Eagle Cash Trust’s Registration Statement on Form N-1A. I also certify that PEA No. 32 was filed electronically.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9195.

Very truly yours,

/s/ Kevin P. Christy

Kevin P. Christy

cc:	Susan L. Walzer
Mathew J. Calabro
Eagle Asset Management, Inc.